Investor Class | T. Rowe Price International Growth & Income Fund
T. Rowe Price International Growth & Income Fund
Investment Objective
The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying, non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price International Growth & Income Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class T. Rowe Price International Growth & Income Fund
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price International Growth & Income Fund	89	278	482	1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26.3% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly, primarily among the world's developed countries. The fund will invest primarily (at least 65% of total assets) in the stocks of large, dividend-paying, well-established companies that have favorable prospects for capital appreciation. Investments in emerging markets will be modest and limited to more mature developing countries.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

• low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company's peers or its own historical norm;

• low valuation relative to a company's growth potential;

• companies that may benefit from restructuring activity or other turnaround opportunities;

• a sound balance sheet and other positive financial characteristics; and

• above-average dividend yield and/or the potential to grow dividends.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management riskThe fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

International Growth & Income Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	26.64%
Worst Quarter	12/31/08	-21.75%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Investor Class	1 Year	5 Years	10 Years
T. Rowe Price International Growth & Income Fund	(10.80%)	(4.52%)	6.11%
T. Rowe Price International Growth & Income Fund Returns after taxes on distributions	(11.25%)	(5.16%)	5.58%
T. Rowe Price International Growth & Income Fund Returns after taxes on distributions and sale of fund shares	(6.57%)	(3.85%)	5.30%
T. Rowe Price International Growth & Income Fund MSCI EAFE Index	(11.73%)	(4.26%)	5.12%
T. Rowe Price International Growth & Income Fund Lipper International Multi-Cap Value Funds Average	(13.83%)	(5.98%)	4.17%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.